Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure - Taxation [Abstract]
Components of income tax expense
Income tax (benefit) expense for the years ended December 31, 2018, 2017 and 2016 was as follows (in thousands of U.S. dollars):

	2018	2017	2016
Current income tax (benefit) expense
U.S.	$(6,872)	$(10,031)	$2,798
Non U.S.	33,887	76,425	26,913
Total current income tax expense	$27,015	$66,394	$29,711
Deferred income tax (benefit) expense
U.S.	$(40,318)	$5,538	$10,070
Non U.S.	3,256	(58,702)	(127)
Total deferred income tax (benefit) expense	$(37,062)	$(53,164)	$9,943
Unrecognized tax expense (benefit)
U.S.	$—	$—	$—
Non U.S.	1,113	(2,872)	(13,731)
Total unrecognized tax expense (benefit)	$1,113	$(2,872)	$(13,731)
Total income tax (benefit) expense
U.S.	$(47,190)	$(4,493)	$12,868
Non U.S.	38,256	14,851	13,055
Total income tax (benefit) expense	$(8,934)	$10,358	$25,923

Income before taxes attributable to domestic and foreign operations
(Loss) income before taxes attributable to the Company’s domestic and foreign operations and a reconciliation of the actual income tax rate to the amount computed by applying the effective tax rate of 0% under Bermuda (the Company’s domicile) law to (loss) income before taxes was as follows for the years ended December 31, 2018, 2017 and 2016 (in thousands of U.S. dollars):

	2018	2017	2016
Domestic (Bermuda)	$33,759	$82,219	$334,559
Foreign	(128,687)	192,160	138,672
(Loss) income before taxes	$(94,928)	$274,379	$473,231

Reconciliation of effective tax rate

Reconciliation of effective tax rate (% of (loss) income before taxes)
Expected tax rate	0.0%	0.0%	0.0%
Foreign taxes at local expected tax rates	14.3	11.4	6.9
Impact of foreign exchange gains or losses	(4.2)	(3.2)	2.2
Unrecognized tax benefit	(1.2)	(1.0)	(2.9)
Tax-exempt income and expenses not deductible	7.3	(5.2)	(3.2)
Foreign branch tax	(4.1)	(24.6)	0.3
Valuation allowance	(12.3)	24.8	0.3
Outside basis difference in subsidiary	6.7	—	—
Other	2.9	1.6	1.9
Actual tax rate	9.4%	3.8%	5.5%

Components of net tax assets and liabilities
The components of net tax assets and liabilities at December 31, 2018 and 2017 were as follows (in thousands of U.S. dollars):

	December 31, 2018	December 31, 2017
Net tax assets	$157,690	$133,169
Net tax liabilities	(101,525)	(154,947)
Net tax assets (liabilities)	$56,165	$(21,778)

	December 31, 2018	December 31, 2017
Net current tax assets	$102,091	$53,900
Net deferred tax liabilities	(37,183)	(67,737)
Net unrecognized tax benefit	(8,743)	(7,941)
Net tax assets (liabilities)	$56,165	$(21,778)

Significant components of net deferred tax assets and liabilities
Significant components of the net deferred tax assets and liabilities at December 31, 2018 and 2017 were as follows (in thousands of U.S. dollars):

	December 31, 2018	December 31, 2017
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$27,103	$34,806
Foreign tax credit carryforwards	161,177	163,134
Tax loss carryforwards	49,721	36,405
Unearned premiums	26,071	14,425
Other deferred tax assets	47,877	31,566
	$311,949	$280,336
Valuation allowance	(189,090)	(185,615)
Deferred tax assets	$122,859	$94,721
Deferred tax liabilities
Deferred acquisition costs	$45,558	$29,204
Goodwill and other intangibles	65,114	70,674
Equalization reserves	16,606	27,252
Unrealized appreciation and timing differences on investments	5,012	13,361
Unrealized appreciation and timing differences on foreign exchange revaluations	21,117	13,413
Other deferred tax liabilities	6,635	8,554
Deferred tax liabilities	$160,042	$162,458
Net deferred tax liabilities	$(37,183)	$(67,737)

Total amount of unrecognized tax benefits
The total amount of unrecognized tax benefits for the years ended December 31, 2018, 2017 and 2016 was as follows (in thousands of U.S. dollars):

	January 1, 2018	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2018
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$6,460	$73	$346	$—	$(240)	$6,639
Interest and penalties recognized on the above	1,481	691	—	—	(68)	2,104
Total unrecognized tax benefits, including interest and penalties	$7,941	$764	$346	$—	$(308)	$8,743

	January 1, 2017	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2017
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$8,722	$281	$589	$(4,115)	$983	$6,460
Interest and penalties recognized on the above	968	900	6	(534)	141	1,481
Total unrecognized tax benefits, including interest and penalties	$9,690	$1,181	$595	$(4,649)	$1,124	$7,941

	January 1, 2016	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2016
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$22,255	$(13,728)	$688	$(112)	$(381)	$8,722
Interest and penalties recognized on the above	1,583	(573)	5	(11)	(36)	968
Total unrecognized tax benefits, including interest and penalties	$23,838	$(14,301)	$693	$(123)	$(417)	$9,690